Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: August 10, 2023

Payment Date	8/15/2023
Collection Period Start	7/1/2023
Collection Period End	7/31/2023
Interest Period Start	7/17/2023
Interest Period End	8/14/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$458,525,684.25	$24,355,296.94	$434,170,387.31	0.931296	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$604,608,684.25	$24,355,296.94	$580,253,387.31

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$607,999,894.24	$583,644,597.30	0.430263
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$607,999,894.24	$583,644,597.30
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$458,525,684.25	0.77000%	30/360	$294,220.65
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$604,608,684.25			$435,294.40

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$607,999,894.24	$583,644,597.30
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$607,999,894.24	$583,644,597.30
Number of Receivables Outstanding	46,249	45,490
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	40	39

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,927,100.10
Principal Collections	$24,266,561.84
Liquidation Proceeds	$50,577.25
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,244,239.19
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,244,239.19

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$506,666.58	$506,666.58	$—	$—	$25,737,572.61
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,737,572.61
Interest - Class A-2 Notes	$—	$—	$—	$—	$25,737,572.61
Interest - Class A-3 Notes	$294,220.65	$294,220.65	$—	$—	$25,443,351.96
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$25,352,013.96
First Allocation of Principal	$—	$—	$—	$—	$25,352,013.96
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$25,337,431.58
Second Allocation of Principal	$—	$—	$—	$—	$25,337,431.58
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$25,321,267.81
Third Allocation of Principal	$7,400,086.95	$7,400,086.95	$—	$—	$17,921,180.86
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,902,191.26
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,338,191.26
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,338,191.26
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$946,981.27
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$946,981.27
Remaining Funds to Certificates	$946,981.27	$946,981.27	$—	$—	$—
Total	$26,244,239.19	$26,244,239.19	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$607,999,894.24	$583,644,597.30
Note Balance	$604,608,684.25	$580,253,387.31
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	9	$88,735.10
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	48	$50,577.25
Monthly Net Losses (Liquidation Proceeds)			$38,157.85
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.01)%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.16%
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$1,559,692.53
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.31%	111	$1,815,813.46
60-89 Days Delinquent	0.10%	34	$560,374.49
90-119 Days Delinquent	0.01%	8	$83,803.75
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.42%	153	$2,459,991.70

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$—
Total Repossessed Inventory		3	$55,510.15

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		42	$644,178.24
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.10%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.24	0.04%	21	0.05%